Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Income Trust
Entity Central Index Key	0000795402
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class A
Trading Symbol	TPINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.97%
[1]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Global Bond Fund returned 16.73%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	16.73	-1.27	-0.07
Class A (with sales charge)	12.40	-2.02	-0.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,004,756,629
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 14,939,976
Investment Company Portfolio Turnover	23.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class C
Trading Symbol	TEGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$148	1.37%
[3]
Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Global Bond Fund returned 16.30%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	16.30	-1.65	-0.45
Class C (with sales charge)	15.30	-1.65	-0.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,004,756,629
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 14,939,976
Investment Company Portfolio Turnover	23.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class R
Trading Symbol	FGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$132	1.22%
[5]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Global Bond Fund returned 16.44%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	16.44	-1.52	-0.31
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,004,756,629
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 14,939,976
Investment Company Portfolio Turnover	23.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Class R6
Trading Symbol	FBNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$61	0.56%
[7]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Global Bond Fund returned 17.16%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	17.16	-0.88	0.33
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,004,756,629
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 14,939,976
Investment Company Portfolio Turnover	23.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Fund
Class Name	Advisor Class
Trading Symbol	TGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$77	0.71%
[9]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Global Bond Fund returned 17.14%. The Fund compares its performance to the FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Brazil, Mexico, South Africa, Ghana, the U.S. and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, South African rand, Malaysian ringgit, Australian dollar and Norwegian krone contributed.

↑	Interest rate strategies contributed to relative performance. Overweighted duration exposures in South Africa and Brazil contributed.
↑	Sovereign credit exposures also contributed to both absolute and relative performance. Overweighted positions in U.S. dollar-denominated sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative positions in the euro (for part of the period) and Chinese yuan.
↓	Within currency positions, underweighted exposure to the euro and Chinese yuan detracted from relative performance, as did the Fund’s overweighted position in the Japanese yen.
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure which contributed to performance. Currency forward contracts and currency options were used to gain additional exposure to currencies and for hedging and investment purposes, which in aggregate detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	17.14	-1.00	0.20
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,004,756,629
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 14,939,976
Investment Company Portfolio Turnover	23.19%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$3,004,756,629
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	67
Total Management Fee Paid	$14,939,976
Portfolio Turnover Rate	23.19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Enhanced Fund
Class Name	Class A
Trading Symbol	TGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$132	1.20%
[11]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Global Bond Enhanced Fund returned 20.40%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	20.40	-0.32	0.67
Class A (with sales charge)	15.92	-1.09	0.28
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
[12]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 208,635,115
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 1,330,609
Investment Company Portfolio Turnover	35.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[13]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Enhanced Fund
Class Name	Class C
Trading Symbol	TTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$176	1.60%
[14]
Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Global Bond Enhanced Fund returned 19.93%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	19.93	-0.73	0.26
Class C (with sales charge)	18.93	-0.73	0.26
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
[15]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 208,635,115
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 1,330,609
Investment Company Portfolio Turnover	35.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Enhanced Fund
Class Name	Class R
Trading Symbol	FRRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$161	1.46%
[17]
Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Global Bond Enhanced Fund returned 20.06%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	20.06	-0.56	0.42
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
[18]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 208,635,115
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 1,330,609
Investment Company Portfolio Turnover	35.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[19]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Enhanced Fund
Class Name	Class R6
Trading Symbol	FTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$87	0.79%
[20]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Global Bond Enhanced Fund returned 20.89%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	20.89	0.07	1.05
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
[21]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 208,635,115
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 1,330,609
Investment Company Portfolio Turnover	35.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[22]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond Enhanced Fund
Class Name	Advisor Class
Trading Symbol	TTRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Bond Enhanced Fund (previously known as Templeton Global Total Return Fund) for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$105	0.95%
[23]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Global Bond Enhanced Fund returned 20.63%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index, which returned 8.42% for the same period. Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Mexico, India and the U.S. contributed.
↑
Currency positions contributed to absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Malaysian ringgit, South African rand, Ghanaian cedi, Australian dollar and Norwegian krone contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in U.S. dollar-denominated sub investment-grade sovereign credits contributed.

Top detractors from performance:
↓	Within currency positions, the Fund’s position in the Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	20.63	-0.07	0.93
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Bloomberg Multiverse Index†	8.42	-1.87	1.50
[24]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 208,635,115
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 1,330,609
Investment Company Portfolio Turnover	35.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$208,635,115
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	78
Total Management Fee Paid	$1,330,609
Portfolio Turnover Rate	35.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[25]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	Effective August 1, 2025, the name of the Fund changed from “Templeton Global Total Return Fund” to “Templeton Global Bond Enhanced Fund.”
Material Fund Change Strategies [Text Block]	On May 1, 2025, the Fund’s principal investment strategies were revised to remove investments in corporate bonds as principal investment strategy of the Fund and add investments in bonds of supranational entities as a principal investment strategy of the Fund. In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the addition of an 80% investment policy, under which the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds. Also effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s focus on assets in higher-yielding sovereign bonds, particularly in developing and frontier markets, and currency related derivative instruments, that offer enhanced yield potential.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	FEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$129	1.14%
[26]
Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Sustainable Emerging Markets Bond Fund returned 26.41%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	26.41	2.91	2.52
Class A (with sales charge)	21.67	2.13	2.13
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,451,888
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.11%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	FEMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$174	1.54%
[28]
Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Sustainable Emerging Markets Bond Fund returned 25.85%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	25.85	2.49	2.09
Class C (with sales charge)	24.85	2.49	2.09
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,451,888
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.11%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[29]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class R
Trading Symbol	FEMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$157	1.39%
[30]
Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Sustainable Emerging Markets Bond Fund returned 26.08%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	26.08	2.65	2.35
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,451,888
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.11%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[31]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Class R6
Trading Symbol	FEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$97	0.86%
[32]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Sustainable Emerging Markets Bond Fund returned 26.74%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	26.74	3.18	2.82
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,451,888
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.11%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[33]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Sustainable Emerging Markets Bond Fund
Class Name	Advisor Class
Trading Symbol	FEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$101	0.89%
[34]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Sustainable Emerging Markets Bond Fund returned 26.76%. The Fund compares its performance to the JP Morgan  GBI-EM Global Diversified Index, which returned 19.26% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest rate strategies contributed to absolute performance. Duration exposures in Egypt, Namibia, Ghana, Brazil, Mexico, Poland, and India contributed to absolute results.
↑
Currency positions contributed to absolute returns. Positions in the Brazilian real, Mexican peso, Uruguayan peso, Colombian peso, Namibian dollar, Egyptian pound, Ghanaian cedi, Polish zloty, Serbian dinar and Malaysian ringgit contributed to absolute performance.

↑
Currency positions and interest rate strategies contributed to relative performance. Overweighted currency positions in Africa, Latin America and eastern Europe contributed. Overweighted duration exposures in Africa and Latin America contributed.

↑
Sovereign credit exposures also contributed to both absolute and relative performance. Select overweighted exposures to sub investment-grade sovereign credits in Latin America and the Middle East/Africa contributed to relative return.

Top detractors from performance:
↓	Within interest-rate strategies, the Fund’s underweighted duration exposures to select countries in Asia, Africa and Latin America detracted from relative performance.
↓	Within currency positions, underweighted exposures to the Czech koruna, Thai baht and South African rand detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes, which in aggregate contributed to performance. Interest rate swaps were used to manage duration exposure which also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	26.76	3.17	2.77
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan GBI-EM Global Diversified Index	19.26	1.12	3.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 25,451,888
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.11%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,451,888
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	63
Total Management Fee Paid	$0
Portfolio Turnover Rate	50.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
*	Does not include derivatives, except purchased options, if any.